COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income (loss)	$ 42,732	$ (4,680)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization of real estate and in-place resident contract intangibles	107,871	63,990
Stock-based compensation amortization expense	391	0
Stock-based compensation issued as part of initial public offering	4,872	0
Amortization of deferred financing costs and debt discounts (premiums)	73	(364)
Amortization of non-refundable entrance fees	(55,010)	(47,658)
Equity loss (income) from unconsolidated joint venture	(111)	(2,460)
Deferred income tax expense (benefit)	(1,421)	3,702
Loss (gain) on sales of real estate, net	(3,884)	0
Loss (gain) on debt extinguishments	403	0
Loss (gain) upon change of control, net	(46,270)	0
Casualty-related loss (recoveries), net	(5,707)	6,221
Other non-cash items	224	0
Changes in:
Decrease (increase) in accounts receivable and other assets	6,481	3,493
Increase (decrease) in accounts payable, accrued liabilities, and other liabilities	(12,571)	(23,493)
Increase (decrease) in deferred revenue	74,813	71,544
Net cash provided by (used in) operating activities	112,886	70,295
Cash flows from investing activities:
Acquisitions of real estate	(516,713)	0
Joint venture buyout, net	(295,808)	0
Capital expenditures	(45,880)	(53,846)
Proceeds from sales of real estate, net	22,652	1,000
Distributions in excess of earnings from unconsolidated joint venture	0	8,560
Proceeds from insurance recovery	13,360	0
Net cash provided by (used in) investing activities	(822,389)	(44,286)
Cash flows from financing activities:
Repayments of mortgage debt	(102,011)	(1,403)
Payments for debt extinguishment and deferred financing costs	(2,965)	0
Payments of offering costs	(6,789)	0
Net contributions from (distributions to) Parent	836,737	(14,687)
Dividends paid on common stock	(33,941)	0
Distributions to and purchase of noncontrolling interests	(12,530)	0
Net cash provided by (used in) financing activities	2,271,784	(16,090)
Net increase (decrease) in cash, cash equivalents, and restricted cash	1,562,281	9,919
Cash, cash equivalents, and restricted cash, beginning of period	84,261	79,066
Cash, cash equivalents, and restricted cash, end of period	1,646,542	88,985
Class A-1 Shares
Cash flows from financing activities:
Issuance of common stock in connection with initial public offering, net of underwriting fees	1,592,524	0
Class A-2 Shares
Cash flows from financing activities:
Issuance of common stock in connection with initial public offering, net of underwriting fees	$ 759	$ 0